UNITED STATES
		      SECURITIES AND EXCHANGE COMMISSION
			    Washington, DC  20549

				  FORM 13F

			     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
				   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Lawrence Kelly & Associates, Incorporated
Address:	199 South Los Robles Avenue
		Suite 850
		Pasadena, CA  91101

13F File Number:  28-4898

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:	Alex Tescher
Title:	Executive Vice President
Phone:	626/449-9500
Email:	alex@lawrencekelly.com
Signature, Place, and Date of Signing:

	Alex Tescher	Pasadena, CA	May 14, 2009
Report Type (Check only one.):

[ X ]	13F Holdings Report.

[   ]	13F Notice.

[   ]	13F Combination Report.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

			     FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	104

Form 13F Information Table Value Total:	$280,745


List of Other Included Managers:

No.	13F File Number		Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101      313     6288 SH       OTHER                     338              5950
AFLAC Inc.                     COM              001055102     5920   305764 SH       SOLE                   166866            138898
                                                               824    42562 SH       OTHER                     600             41962
Abbott Labs                    COM              002824100      204     4285 SH       SOLE                                       4285
                                                               324     6800 SH       OTHER                                      6800
Adobe Sys Inc Com              COM              00724F101     3236   151300 SH       SOLE                    43000            108300
                                                                81     3800 SH       OTHER                    1000              2800
Allergan Inc.                  COM              018490102      334     7000 SH       SOLE                                       7000
                                                               234     4900 SH       OTHER                                      4900
Apple, Inc.                    COM              037833100    10131    96380 SH       SOLE                    45725             50655
                                                               899     8550 SH       OTHER                     400              8150
Autoliv Inc Com                COM              052800109     1854    99850 SH       SOLE                     9300             90550
                                                                87     4700 SH       OTHER                                      4700
Avery Dennison Corp            COM              053611109       38     1720 SH       SOLE                      120              1600
                                                               227    10150 SH       OTHER                                     10150
BP PLC Spons ADR               COM              055622104      111     2772 SH       SOLE                                       2772
                                                               528    13157 SH       OTHER                     923             12234
Berkley WR Corp                COM              084423102    10715   475154 SH       SOLE                   245097            230057
                                                              1353    59986 SH       OTHER                                     59986
Best Buy Inc                   COM              086516101      209     5500 SH       OTHER                                      5500
CVS Caremark Corp              COM              126650100    10510   382303 SH       SOLE                   189957            192346
                                                              1500    54567 SH       OTHER                                     54567
Celgene Corp                   COM              151020104     3197    72000 SH       SOLE                    24800             47200
                                                                60     1350 SH       OTHER                     800               550
Charles Schwab Corp (New)      COM              808513105      247    15947 SH       SOLE                    15947
Chevron Corp                   COM              166764100     3079    45794 SH       SOLE                    24262             21532
                                                              2417    35944 SH       OTHER                     951             34993
Cisco Systems                  COM              17275R102     9152   545708 SH       SOLE                   283038            262670
                                                              1079    64368 SH       OTHER                    3248             61120
Coca Cola Co                   COM              191216100      107     2440 SH       SOLE                                       2440
                                                               176     4013 SH       OTHER                     413              3600
Costco Wholesale               COM              22160K105     9355   201975 SH       SOLE                   103800             98175
                                                              1287    27794 SH       OTHER                    1000             26794
Covidien Ltd Com               COM              G2552X108     9005   270900 SH       SOLE                   140775            130125
                                                              1250    37600 SH       OTHER                     800             36800
Dentsply Intl Inc New          COM              249030107    11117   414025 SH       SOLE                   215050            198975
                                                              1722    64150 SH       OTHER                    1000             63150
Disney Walt Co Del             COM              254687106     5175   284950 SH       SOLE                   102700            182250
                                                               704    38781 SH       OTHER                    2625             36156
Exxon Mobil Corp               COM              30231G102      513     7534 SH       SOLE                     4880              2654
                                                              1044    15333 SH       OTHER                     375             14958
First Solar Inc.               COM              336433107      265     2000 SH       SOLE                     1075               925
                                                               126      950 SH       OTHER                                       950
General Elec Co                COM              369604103      157    15550 SH       SOLE                     7200              8350
                                                               472    46673 SH       OTHER                    1125             45548
Goldman Sachs Group Com        COM              38141G104     6526    61550 SH       SOLE                    32750             28800
                                                               416     3925 SH       OTHER                     250              3675
Google, Inc.                   COM              38259P508     9605    27595 SH       SOLE                    13780             13815
                                                               682     1960 SH       OTHER                     125              1835
Heinz H J Co.                  COM              423074103      826    25000 SH       SOLE                                      25000
Int'l Bus Mach                 COM              459200101      634     6548 SH       OTHER                     288              6260
Intel Corp                     COM              458140100     1254    83440 SH       SOLE                     6700             76740
                                                               680    45263 SH       OTHER                    1163             44100
Intuit                         COM              461202103     6364   235700 SH       SOLE                   120300            115400
                                                               413    15300 SH       OTHER                                     15300
JPMorgan Chase & Co            COM              46625H100      215     8100 SH       OTHER                                      8100
Johnson & Johnson              COM              478160104    10266   195170 SH       SOLE                   124105             71065
                                                              1911    36333 SH       OTHER                    1313             35020
L-3 Communications Hldgs Inc.  COM              502424104     6453    95175 SH       SOLE                    26600             68575
                                                               515     7600 SH       OTHER                                      7600
McDonalds Corp                 COM              580135101      262     4800 SH       OTHER                                      4800
Microsoft Corp                 COM              594918104       16      850 SH       SOLE                      200               650
                                                               202    11000 SH       OTHER                                     11000
Nestle SA Spons ADR (For Reg)  COM              641069406     9792   289337 SH       SOLE                   168650            120687
                                                              1610    47575 SH       OTHER                    1300             46275
Nokia Corp Sponsored ADR       COM              654902204       18     1500 SH       SOLE                                       1500
                                                               123    10550 SH       OTHER                                     10550
Paccar Inc                     COM              693718108       91     3550 SH       SOLE                                       3550
                                                               278    10800 SH       OTHER                                     10800
Pepsico Inc                    COM              713448108    10410   202214 SH       SOLE                   101605            100609
                                                              2016    39159 SH       OTHER                     900             38259
Pfizer Inc                     COM              717081103      430    31594 SH       OTHER                                     31594
Procter & Gamble Co.           COM              742718109      339     7207 SH       SOLE                     2700              4507
                                                               970    20599 SH       OTHER                    1434             19165
Qualcomm Inc.                  COM              747525103      233     6000 SH       OTHER                                      6000
Quanta Services Inc            COM              74762E102     4582   213600 SH       SOLE                    85000            128600
                                                               252    11750 SH       OTHER                    1300             10450
Royal Dutch Shell PLC Spons AD COM              780259206     2206    49800 SH       SOLE                    47600              2200
                                                               514    11600 SH       OTHER                     300             11300
Schlumberger Ltd               COM              806857108     7157   176200 SH       SOLE                    90150             86050
                                                               618    15213 SH       OTHER                     938             14275
Siemens AG Spons ADR           COM              826197501     6385   112075 SH       SOLE                    60925             51150
                                                               689    12100 SH       OTHER                                     12100
Southwestern Energy Co         COM              845467109    12927   435400 SH       SOLE                   217900            217500
                                                              1281    43150 SH       OTHER                    1900             41250
Sunpower Corp Cl A             COM              867652109     2610   109745 SH       SOLE                    36900             72845
                                                               328    13775 SH       OTHER                     600             13175
Telefonica SA - Spons ADR      COM              879382208     9399   157650 SH       SOLE                    74350             83300
                                                              1191    19982 SH       OTHER                     500             19482
Teva Pharmaceutical Inds ADR   COM              881624209    14939   331620 SH       SOLE                   174875            156745
                                                              2424    53800 SH       OTHER                     900             52900
Thermo Fisher Scientific, Inc. COM              883556102    10145   284415 SH       SOLE                   148325            136090
                                                              1182    33125 SH       OTHER                     700             32425
Transocean Ltd.                COM              H8817H100      165     2800 SH       SOLE                     2250               550
                                                               160     2724 SH       OTHER                                      2724
United Technologies            COM              913017109      362     8430 SH       OTHER                     780              7650
Verisign Inc. Com.             COM              92343E102     5169   273950 SH       SOLE                   149750            124200
                                                               457    24200 SH       OTHER                                     24200
Vestas Wind Systems A/S OrdF   COM              5964651       1990    44470 SH       SOLE                    22890             21580
                                                               446     9975 SH       OTHER                                      9975
Visa, Inc. Cl A                COM              92826C839     3660    65825 SH       SOLE                    59075              6750
                                                               389     7000 SH       OTHER                     700              6300
Wells Fargo & Co               COM              949746101     3965   278430 SH       SOLE                   126280            152150
                                                               261    18298 SH       OTHER                    1128             17170